Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Amortization of debt discount	$ (3,800)	$ (119,000)
Share based payments	(532,300)	(290,500)
Net operating lass carryforwards	(973,000)	(366,000)
Total deferred Tax assets	(1,509,100)	(775,500)
Less valuation allowance	1,509,100	775,500
Net deferred tax asset recorded